Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Domestic net operating loss carryforwards	$ 119,803	$ 116,829
Fixed assets	2,463	1,682
Research and development credits	5,165	5,165
Foreign net operating loss carryforwards	3,086	2,656
Domestic capital loss carryforward	1,697	258
Compensation accruals	456	3,265
Deferred revenue	0	20
Amortization of intangible assets	30,324	33,132
Allowance for bad debts	26	64
Severance and restructuring	2	63
Other accruals	5	67
Foreign tax credits	1,248	1,248
Transaction costs	516	559
Deferred tax assets	164,791	165,008
Valuation allowance	(164,791)	(165,008)
Net deferred tax assets	$ 0	$ 0